Discontinued operations - Net cash flows and Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Results for the year from discontinued operations [abstract]
Revenue	$ 24,167,888	$ 17,207,362	$ 22,852,263
Cost of sales	(19,808,495)	(13,568,140)	(18,741,277)
Gross profit	4,359,393	3,639,222	4,110,986
General and administrative expenses	(6,759,115)	(11,126,656)	(9,785,735)
Selling and marketing expenses	(478,753)	(120,984)	(93,431)
Operating loss from discontinued operations	(490,874)	(8,488,844)	12,792,022
Finance cost	(182,743)	(40,979)	(61,440)
Profit / (Loss) before tax from discontinued operations	1,469,322	(11,065,062)	13,091,461
Profit / (loss) for the year from discontinued operations	(1,534)	795,369	(10,076,290)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(1,534)	795,369	(10,076,290)
Discontinued operations
Results for the year from discontinued operations [abstract]
Revenue			13,354,491
Cost of sales			(10,638,283)
Gross profit			2,716,208
General and administrative expenses	(1,534)	(536,383)	(3,509,132)
Selling and marketing expenses			(1,023,741)
Other income, net		254,059	80,842
Operating loss from discontinued operations	(1,534)	(282,324)	(1,735,823)
Gain / (loss) on disposal of subsidiaries		1,126,100	(8,285,250)
Finance cost		(48,407)	(55,217)
Profit / (Loss) before tax from discontinued operations	(1,534)	795,369	(10,076,290)
Profit / (loss) for the year from discontinued operations	(1,534)	795,369	(10,076,290)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(1,534)	726,325	$ (10,076,290)
Non-controlling interests		$ 69,044
Profit/(loss) per share attributable to equity holders of the Parent Company
Basic		$ 0.09	$ (1.48)
Diluted		$ 0.09	$ (0.91)
Cash flows from continuing and discontinued operations [abstract]
Operating	(1,534)	$ 795,369	$ (10,076,290)
Net cash inflow	$ (1,534)	$ 795,369	(10,076,290)
Sale consideration			$ 14,733,696